Schedule of Investments(a)
Invesco BuyBack AchieversTM ETF (PKW)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-7.81%
Charter Communications, Inc., Class A(b)	46,480	$18,833,231
Comcast Corp., Class A	1,168,462	52,884,590
Cumulus Media, Inc., Class A(b)	5,265	33,380
Liberty Broadband Corp., Class C(b)	38,875	3,464,929
Liberty Latin America Ltd., Class C(b)	52,033	432,915
Nexstar Media Group, Inc., Class A	11,068	2,066,617
Outbrain, Inc.(b)(c)	16,008	85,002
Playtika Holding Corp.(b)	112,895	1,347,966
Sinclair, Inc.(c)	13,621	189,468
TrueCar, Inc.(b)	26,299	64,433
		79,402,531
Consumer Discretionary-23.49%
Abercrombie & Fitch Co., Class A(b)	15,454	612,133
Academy Sports & Outdoors, Inc.(c)	23,600	1,411,044
Accel Entertainment, Inc.(b)	26,084	297,358
Adtalem Global Education, Inc.(b)	13,461	582,054
AutoNation, Inc.(b)	14,078	2,266,276
AutoZone, Inc.(b)	5,603	13,905,077
Bally’s Corp.(b)	14,090	229,385
Bassett Furniture Industries, Inc.	2,823	49,685
Bath & Body Works, Inc.	70,660	2,618,660
Best Buy Co., Inc.	67,357	5,593,999
Big Lots, Inc.(c)	8,629	88,447
Bluegreen Vacations Holding Corp.	4,066	158,940
Booking Holdings, Inc.(b)	11,401	33,870,091
Boyd Gaming Corp.	31,185	2,130,559
Brunswick Corp.	21,828	1,883,975
Build-A-Bear Workshop, Inc.	4,405	108,143
Caleres, Inc.(c)	11,197	302,767
Capri Holdings Ltd.(b)	36,232	1,337,323
Carriage Services, Inc.	4,393	142,201
Carter’s, Inc.(c)	11,634	872,666
Cato Corp. (The), Class A	5,919	50,312
Century Communities, Inc.	9,886	763,397
Chegg, Inc.(b)	36,954	374,344
Children’s Place, Inc. (The)(b)(c)	3,691	116,045
Chuy’s Holdings, Inc.(b)(c)	5,359	222,881
Conn’s, Inc.(b)	7,087	34,868
Cracker Barrel Old Country Store, Inc.	6,739	628,075
Darden Restaurants, Inc.(c)	37,329	6,305,615
Denny’s Corp.(b)	17,030	200,273
Designer Brands, Inc., Class A	17,926	178,364
Dillard’s, Inc., Class A	3,858	1,323,448
Dine Brands Global, Inc.(c)	4,714	284,348
eBay, Inc.	164,991	7,343,749
Foot Locker, Inc.	28,992	779,015
Genesco, Inc.(b)	3,790	106,916
Grand Canyon Education, Inc.(b)	9,424	1,022,975
Green Brick Partners, Inc.(b)	13,988	790,602
Group 1 Automotive, Inc.	4,365	1,128,483
Guess?, Inc.(c)	16,674	349,987
H&R Block, Inc.	47,007	1,579,905
Haverty Furniture Cos., Inc., (Acquired 01/31/2023 - 02/15/2023; Cost $155,193)(c)(d)	4,443	158,171
Hibbett, Inc.(c)	3,790	175,856
Hooker Furnishings Corp.	3,393	68,098
Kohl’s Corp.(c)	34,137	971,198
Laureate Education, Inc., Class A	48,516	621,975
Lazydays Holdings, Inc.(b)	4,273	56,019
Lennar Corp., Class A	77,950	9,886,398
	Shares	Value
Consumer Discretionary-(continued)
LKQ Corp.	82,507	$4,520,559
Lowe’s Cos., Inc.	180,881	42,374,992
M/I Homes, Inc.(b)	8,590	859,000
Macy’s, Inc.(c)	84,125	1,395,634
Marriott Vacations Worldwide Corp.	11,362	1,460,131
MasterCraft Boat Holdings, Inc.(b)	5,295	162,292
MGM Resorts International	112,298	5,701,369
Mohawk Industries, Inc.(b)	19,657	2,090,325
Monro, Inc.(c)	9,536	349,494
Murphy USA, Inc.	6,724	2,064,470
NVR, Inc.(b)	1,002	6,319,053
ODP Corp. (The)(b)	11,914	594,270
O’Reilly Automotive, Inc., Class R(b)	18,792	17,397,446
Oxford Industries, Inc.	4,853	523,396
Penske Automotive Group, Inc.	21,299	3,438,085
PulteGroup, Inc.	68,905	5,814,893
PVH Corp.	19,359	1,735,341
Ralph Lauren Corp.	12,476	1,638,473
Red Rock Resorts, Inc., Class A	17,966	871,351
Sally Beauty Holdings, Inc.(b)(c)	32,623	390,497
SeaWorld Entertainment, Inc.(b)	19,721	1,091,952
Service Corp. International	46,552	3,102,691
Signet Jewelers Ltd.	14,017	1,128,228
Sonic Automotive, Inc., Class A	7,220	345,766
Sportsman’s Warehouse Holdings, Inc.(b)(c)	11,285	71,095
Tapestry, Inc.	71,551	3,087,426
Taylor Morrison Home Corp., Class A(b)	33,681	1,630,834
Tempur Sealy International, Inc.	53,115	2,370,522
Tile Shop Holdings, Inc.(b)	13,251	84,276
Toll Brothers, Inc.	33,657	2,703,667
Travel + Leisure Co.	23,565	959,802
Tri Pointe Homes, Inc.(b)	30,718	979,290
Tupperware Brands Corp.(b)(c)	13,290	56,748
Ulta Beauty, Inc.(b)	15,373	6,837,910
Upbound Group, Inc.(c)	17,266	597,922
Urban Outfitters, Inc.(b)(c)	28,614	1,040,691
Vera Bradley, Inc.(b)	9,205	62,042
Victoria’s Secret & Co.(b)	23,623	484,035
Whirlpool Corp.(c)	16,903	2,438,427
Williams-Sonoma, Inc.	19,824	2,748,399
Winmark Corp.	1,060	385,268
Winnebago Industries, Inc.(c)	9,273	637,982
Wyndham Hotels & Resorts, Inc.	26,505	2,065,270
Zumiez, Inc.(b)	5,856	110,444
		238,703,858
Consumer Staples-0.48%
Edgewell Personal Care Co.(c)	15,703	618,855
Hain Celestial Group, Inc. (The)(b)	27,179	344,358
Herbalife Ltd.(b)(c)	29,998	487,168
Medifast, Inc.(c)	3,361	342,452
Post Holdings, Inc.(b)	19,675	1,678,277
Seneca Foods Corp., Class A(b)	1,704	65,715
Sprouts Farmers Market, Inc.(b)(c)	31,809	1,248,503
Turning Point Brands, Inc.	5,215	124,378
		4,909,706
Energy-9.30%
APA Corp.	95,258	3,856,997
California Resources Corp.	21,777	1,161,803
CNX Resources Corp.(b)(c)	51,050	1,041,420
ConocoPhillips	374,083	44,037,051
Delek US Holdings, Inc.(c)	20,422	563,443
See accompanying notes which are an integral part of this schedule.

Invesco BuyBack AchieversTM ETF (PKW)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Energy-(continued)
Magnolia Oil & Gas Corp., Class A(c)	58,356	$1,292,585
Marathon Oil Corp.	190,642	5,008,165
Marathon Petroleum Corp.	130,968	17,421,363
Range Resources Corp.	74,480	2,340,906
Valero Energy Corp.	111,593	14,385,454
Western Midstream Partners L.P.	118,555	3,351,550
		94,460,737
Financials-21.00%
Acacia Research Corp.(b)(c)	17,981	71,744
Affiliated Managers Group, Inc.	11,144	1,545,004
Aflac, Inc.	186,513	13,492,350
Allstate Corp. (The)	81,137	9,142,517
Ally Financial, Inc.	92,857	2,835,853
Amerant Bancorp, Inc.	9,233	182,998
American Equity Investment Life Holding Co.(b)	24,059	1,291,247
American International Group, Inc.	223,261	13,458,173
Assurant, Inc.	16,407	2,206,906
Assured Guaranty Ltd.	18,317	1,094,990
Bank OZK(c)	36,170	1,581,714
BankUnited, Inc.	22,664	676,294
Berkshire Hills Bancorp, Inc.	13,472	307,296
Brighthouse Financial, Inc.(b)	20,611	1,074,451
Brightsphere Investment Group, Inc.	12,403	263,936
Cannae Holdings, Inc.(b)	23,611	481,192
Capital One Financial Corp.	117,856	13,791,509
Carter Bankshares, Inc.(b)	7,141	104,901
CNO Financial Group, Inc.	35,360	909,459
Credit Acceptance Corp.(b)(c)	3,963	2,205,806
Discover Financial Services	78,388	8,273,853
Donnelley Financial Solutions, Inc.(b)	8,942	422,957
Eastern Bankshares, Inc.	54,429	768,537
Encore Capital Group, Inc.(b)(c)	7,248	387,768
Enova International, Inc.(b)	9,585	528,038
Equitable Holdings, Inc.	109,916	3,153,490
Equity Bancshares, Inc., Class A	4,853	131,807
Euronet Worldwide, Inc.(b)	15,319	1,346,080
EVERTEC, Inc.	20,088	790,061
Federated Hermes, Inc., Class B	27,630	934,723
First American Financial Corp.	31,860	2,019,287
First Bancorp	55,105	818,309
First Financial Corp.	3,623	138,435
First Internet Bancorp	2,786	62,796
FleetCor Technologies, Inc.(b)	22,791	5,672,908
Global Payments, Inc.	80,860	8,914,815
Great Southern Bancorp, Inc.	3,687	204,002
HarborOne Bancorp, Inc.	14,620	153,364
Hartford Financial Services Group, Inc. (The)	95,763	6,883,444
HCI Group, Inc.	2,607	163,746
Hilltop Holdings, Inc.	20,072	620,827
HomeStreet, Inc.(c)	5,601	51,529
Jefferies Financial Group, Inc.(c)	71,429	2,627,873
Kearny Financial Corp.	20,092	172,590
Lincoln National Corp.	52,339	1,467,586
Loews Corp.	70,348	4,407,302
MetLife, Inc.	236,394	14,885,730
MFA Financial, Inc.	30,960	348,610
MGIC Investment Corp.	88,473	1,481,038
Morgan Stanley	515,531	47,202,018
Mr. Cooper Group, Inc.(b)	21,007	1,217,776
Navient Corp.	39,194	746,254
Northrim BanCorp, Inc.	1,640	78,392
	Shares	Value
Financials-(continued)
Ocwen Financial Corp.(b)(c)	2,274	$76,770
OneMain Holdings, Inc.	37,223	1,692,902
Oppenheimer Holdings, Inc., Class A	3,238	123,400
Pathward Financial, Inc.	8,397	436,308
PennyMac Financial Services, Inc.	15,411	1,159,370
PennyMac Mortgage Investment Trust	26,533	339,092
Popular, Inc.	22,217	1,611,843
PRA Group, Inc.(b)	11,845	282,622
Primerica, Inc.	11,268	2,396,704
Principal Financial Group, Inc.	74,940	5,985,458
PROG Holdings, Inc.(b)	14,429	585,529
Radian Group, Inc.	48,263	1,299,723
RenaissanceRe Holdings Ltd. (Bermuda)	15,505	2,895,714
SLM Corp.	74,818	1,210,555
Synchrony Financial	132,291	4,569,331
Virtu Financial, Inc., Class A	29,782	552,754
Voya Financial, Inc.	30,334	2,252,603
Waterstone Financial, Inc.	6,629	92,475
WesBanco, Inc.	17,995	504,040
White Mountains Insurance Group Ltd.(c)	786	1,215,958
World Acceptance Corp.(b)(c)	1,925	303,938
		213,381,374
Health Care-14.72%
Amgen, Inc.	164,936	38,619,764
AMN Healthcare Services, Inc.(b)(c)	12,238	1,311,302
Cardinal Health, Inc.	78,488	7,179,297
Cigna Group (The)	91,330	26,951,483
Corcept Therapeutics, Inc.(b)(c)	31,355	798,925
DaVita, Inc.(b)	27,997	2,855,414
Emergent BioSolutions, Inc.(b)	14,838	102,085
HCA Healthcare, Inc.	84,946	23,174,118
Ironwood Pharmaceuticals, Inc.(b)(c)	47,952	531,788
Laboratory Corp. of America Holdings	27,349	5,850,772
McKesson Corp.	41,830	16,832,392
Medpace Holdings, Inc.(b)	9,428	2,386,887
Moderna, Inc.(b)	117,672	13,845,288
Quest Diagnostics, Inc.	34,575	4,674,886
Select Medical Holdings Corp.	39,242	1,177,652
Theravance Biopharma, Inc.(b)(c)	17,841	176,448
Universal Health Services, Inc., Class B	19,425	2,699,298
Veradigm, Inc.(b)	33,196	448,810
		149,616,609
Industrials-7.04%
Acuity Brands, Inc.	9,628	1,590,931
Allison Transmission Holdings, Inc.	28,107	1,649,600
Apogee Enterprises, Inc.	6,636	328,681
Argan, Inc.	4,014	152,693
Atkore, Inc.(b)(c)	11,903	1,888,649
Avis Budget Group, Inc.(b)	12,274	2,703,840
Barrett Business Services, Inc.	2,065	187,358
Beacon Roofing Supply, Inc.(b)	19,678	1,685,814
BlueLinx Holdings, Inc.(b)(c)	2,707	255,108
BrightView Holdings, Inc.(b)	27,673	213,359
Brink’s Co. (The)	14,331	1,045,590
Builders FirstSource, Inc.(b)	39,563	5,714,084
C.H. Robinson Worldwide, Inc.	35,942	3,600,670
Covenant Logistics Group, Inc., Class A	3,353	183,610
EMCOR Group, Inc.	14,676	3,155,927
Encore Wire Corp.(c)	5,424	925,823
Enerpac Tool Group Corp.	17,380	477,602
Expeditors International of Washington, Inc.	47,164	6,003,977

See accompanying notes which are an integral part of this schedule.

Invesco BuyBack AchieversTM ETF (PKW)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Industrials-(continued)
Fortune Brands Innovations, Inc.	39,113	$2,779,761
Gibraltar Industries, Inc.(b)	9,360	605,311
Hayward Holdings, Inc.(b)(c)	65,690	877,618
HNI Corp.	14,334	416,976
Huron Consulting Group, Inc.(b)	5,850	553,235
JELD-WEN Holding, Inc.(b)(c)	25,862	460,602
Landstar System, Inc.	11,092	2,258,220
ManpowerGroup, Inc.	15,443	1,218,144
Masco Corp.	69,480	4,216,046
Matson, Inc.	10,966	1,024,882
OPENLANE, Inc.(b)(c)	33,089	519,497
Owens Corning	27,815	3,893,822
RCM Technologies, Inc.(b)(c)	2,675	54,329
REV Group, Inc.	17,869	231,046
Ryder System, Inc.	14,351	1,465,955
SP Plus Corp.(b)	5,957	229,047
Stanley Black & Decker, Inc.	47,272	4,692,691
Textron, Inc.	62,254	4,841,494
TriNet Group, Inc.(b)	18,340	1,929,918
Trinity Industries, Inc.	25,049	656,785
TrueBlue, Inc.(b)	9,754	145,822
Veritiv Corp.	4,182	586,024
Werner Enterprises, Inc.	19,563	919,852
WillScot Mobile Mini Holdings Corp.(b)	62,535	2,998,553
Woodward, Inc.	18,532	2,230,882
		71,569,828
Information Technology-7.72%
A10 Networks, Inc.	22,513	349,402
Arrow Electronics, Inc.(b)	17,437	2,485,470
Avnet, Inc.	28,213	1,368,330
Dell Technologies, Inc., Class C	78,229	4,139,879
DigitalOcean Holdings, Inc.(b)(c)	27,415	1,357,591
Dolby Laboratories, Inc., Class A	18,342	1,625,285
Dropbox, Inc., Class A(b)(c)	82,904	2,234,263
DXC Technology Co.(b)	64,846	1,792,992
Fair Isaac Corp.(b)	7,715	6,464,938
GoDaddy, Inc., Class A(b)	47,599	3,669,407
HP, Inc.	304,345	9,991,646
IPG Photonics Corp.(b)	14,602	1,919,433
Jabil, Inc.	40,401	4,471,179
KLA Corp.	42,351	21,766,296
Kulicke & Soffa Industries, Inc. (Singapore)(c)	17,466	1,045,864
Lumentum Holdings, Inc.(b)(c)	21,206	1,110,346
OSI Systems, Inc.(b)	5,113	609,623
Power Integrations, Inc.	17,703	1,719,669
Qorvo, Inc.(b)	30,478	3,353,190
Sanmina Corp.(b)	17,956	1,103,576
Silicon Laboratories, Inc.(b)(c)	9,877	1,473,056
Teradata Corp.(b)	31,208	1,774,175
Vontier Corp.	48,036	1,485,753
Xerox Holdings Corp.	47,799	763,828
Yext, Inc.(b)	38,285	372,130
		78,447,321
Materials-6.08%
Alcoa Corp.(c)	55,069	1,992,947
Alpha Metallurgical Resources, Inc.(c)	4,468	773,947
Berry Global Group, Inc.	36,795	2,412,648
CF Industries Holdings, Inc.	60,168	4,938,589
Chemours Co. (The)	46,041	1,702,596
Crown Holdings, Inc.	37,073	3,438,892
Eagle Materials, Inc.	10,963	2,021,248
	Shares	Value
Materials-(continued)
Eastman Chemical Co.	36,776	$3,147,290
Huntsman Corp.	56,696	1,687,840
International Paper Co.	107,130	3,863,108
Louisiana-Pacific Corp.	22,238	1,692,979
LSB Industries, Inc.(b)(c)	23,036	257,312
Mosaic Co. (The)	102,280	4,168,933
NewMarket Corp.	2,971	1,342,001
Nucor Corp.	77,548	13,345,235
Olin Corp.	40,397	2,330,099
Reliance Steel & Aluminum Co.	18,148	5,314,823
Steel Dynamics, Inc.	52,151	5,558,254
United States Steel Corp.	69,902	1,782,501
		61,771,242
Real Estate-1.77%
Anywhere Real Estate, Inc.(b)(c)	34,062	285,439
CBRE Group, Inc., Class A(b)	95,948	7,993,428
City Office REIT, Inc.	11,832	64,721
Empire State Realty Trust, Inc., Class A(c)	49,204	440,376
Equity Commonwealth	33,863	663,376
Howard Hughes Corp. (The)(b)	15,430	1,302,755
Hudson Pacific Properties, Inc.(c)	41,983	246,440
JBG SMITH Properties, (Acquired 01/31/2023; Cost $693,060)(c)(d)	34,401	575,529
Jones Lang LaSalle, Inc.(b)(c)	14,744	2,455,613
National Health Investors, Inc.	13,393	735,410
Newmark Group, Inc., Class A	46,322	320,548
Zillow Group, Inc., Class C(b)(c)	52,667	2,852,445
		17,936,080
Utilities-0.58%
NRG Energy, Inc.	71,068	2,699,873
Vistra Corp.	115,146	3,230,997
		5,930,870
Total Common Stocks & Other Equity Interests (Cost $996,081,894)		1,016,130,156
Money Market Funds-0.19%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(e)(f) (Cost $1,931,280)	1,931,280	1,931,280
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.18% (Cost $998,013,174)		1,018,061,436
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.51%
Invesco Private Government Fund, 5.24%(e)(f)(g)	12,822,292	12,822,292
Invesco Private Prime Fund, 5.38%(e)(f)(g)	32,972,201	32,972,201
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $45,794,223)		45,794,493
TOTAL INVESTMENTS IN SECURITIES-104.69% (Cost $1,043,807,397)		1,063,855,929
OTHER ASSETS LESS LIABILITIES-(4.69)%		(47,686,976)
NET ASSETS-100.00%		$1,016,168,953

See accompanying notes which are an integral part of this schedule.

Invesco BuyBack AchieversTM ETF (PKW)—(continued)
July 31, 2023
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Restricted security. The aggregate value of these securities at July 31, 2023 was $733,700, which represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,506,793	$6,299,024	$(5,874,537)	$-	$-	$1,931,280	$16,788
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	24,713,158	50,697,916	(62,588,782)	-	-	12,822,292	259,464*
Invesco Private Prime Fund	63,589,279	116,351,379	(146,962,891)	11,033	(16,599)	32,972,201	689,691*
Total	$89,809,230	$173,348,319	$(215,426,210)	$11,033	$(16,599)	$47,725,773	$965,943

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dividend AchieversTM ETF (PFM)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.06%
Communication Services-1.97%
Cogent Communications Holdings, Inc.	1,766	$108,150
Comcast Corp., Class A	152,022	6,880,516
Interpublic Group of Cos., Inc. (The)	14,115	483,156
John Wiley & Sons, Inc., Class A(b)	1,694	57,986
Telephone & Data Systems, Inc.	3,860	30,957
Verizon Communications, Inc.	153,713	5,238,539
		12,799,304
Consumer Discretionary-6.21%
Best Buy Co., Inc.	7,955	660,663
Brunswick Corp.	2,539	219,141
Churchill Downs, Inc.	2,695	312,216
Dillard’s, Inc., Class A(b)	499	171,177
Genuine Parts Co.	5,130	798,844
Haverty Furniture Cos., Inc., (Acquired 03/17/2023 - 06/16/2023; Cost $18,274)(c)	575	20,470
Home Depot, Inc. (The)	36,724	12,259,940
Leggett & Platt, Inc.	4,846	141,794
Lithia Motors, Inc., Class A	1,056	327,920
Lowe’s Cos., Inc.	21,815	5,110,600
McDonald’s Corp.	26,671	7,819,937
Monro, Inc.(b)	1,205	44,163
NIKE, Inc., Class B	45,065	4,974,725
PetMed Express, Inc.(b)	812	11,896
Polaris, Inc.(b)	2,096	284,721
Pool Corp.(b)	1,498	576,341
Service Corp. International	5,539	369,174
Shoe Carnival, Inc.	1,049	27,914
Starbucks Corp.	41,809	4,246,540
Thor Industries, Inc.(b)	1,966	227,053
Tractor Supply Co.(b)	4,030	902,680
VF Corp.	14,171	280,727
Whirlpool Corp.(b)	2,014	290,540
Williams-Sonoma, Inc.	2,377	329,547
		40,408,723
Consumer Staples-13.27%
Altria Group, Inc.	65,094	2,956,569
Andersons, Inc. (The)	1,294	63,173
Archer-Daniels-Midland Co.	19,852	1,686,626
Brown-Forman Corp., Class B	11,285	796,721
Casey’s General Stores, Inc.	1,430	361,304
Church & Dwight Co., Inc.	8,937	855,003
Clorox Co. (The)	4,482	678,933
Coca-Cola Co. (The)	157,990	9,784,321
Colgate-Palmolive Co.	30,262	2,307,780
Costco Wholesale Corp.	16,174	9,068,277
Flowers Foods, Inc.	7,693	190,094
Hershey Co. (The)	5,390	1,246,761
Hormel Foods Corp.	19,925	814,534
Ingredion, Inc.	2,446	272,142
J&J Snack Foods Corp.	739	118,476
JM Smucker Co. (The)	3,917	590,096
Kellogg Co.	12,506	836,526
Kimberly-Clark Corp.	12,335	1,592,448
Kroger Co. (The)	26,142	1,271,547
Lancaster Colony Corp.(b)	1,056	203,417
McCormick & Co., Inc.	9,138	817,668
Nu Skin Enterprises, Inc., Class A(b)	1,828	53,725
PepsiCo, Inc.	50,356	9,439,736
Philip Morris International, Inc.	56,748	5,658,911
	Shares	Value
Consumer Staples-(continued)
Procter & Gamble Co. (The)	86,039	$13,447,896
SpartanNash Co.	1,347	30,227
Sysco Corp.	18,483	1,410,438
Target Corp.	16,839	2,298,018
Tootsie Roll Industries, Inc.	1,568	54,660
Tyson Foods, Inc., Class A	10,436	581,494
Universal Corp.	942	47,637
Walgreens Boots Alliance, Inc.	31,450	942,556
Walmart, Inc.	98,517	15,748,928
WD-40 Co.(b)	521	119,570
		86,346,212
Energy-4.86%
Chevron Corp.	69,160	11,318,726
Enterprise Products Partners L.P.	79,254	2,101,023
Exxon Mobil Corp.	147,614	15,830,125
Magellan Midstream Partners L.P.	7,406	490,796
Phillips 66	16,735	1,866,789
		31,607,459
Financials-17.22%
1st Source Corp.	947	44,414
Aflac, Inc.	22,051	1,595,169
Allstate Corp. (The)	9,563	1,077,559
American Equity Investment Life Holding Co.(d)	2,816	151,135
American Financial Group, Inc.	3,094	376,261
Ameriprise Financial, Inc.	3,823	1,332,124
Aon PLC, Class A	7,488	2,384,928
Arbor Realty Trust, Inc.(b)	6,603	111,657
Arthur J. Gallagher & Co.	7,785	1,672,218
Associated Banc-Corp	5,528	104,756
Assurant, Inc.	1,952	262,564
Assured Guaranty Ltd.	2,190	130,918
Atlantic Union Bankshares Corp.	2,703	86,442
AXIS Capital Holdings Ltd.	3,095	170,596
BancFirst Corp.(b)	1,262	126,074
Bank of Marin Bancorp	618	12,966
Bank of New York Mellon Corp. (The)	28,798	1,306,277
Bank OZK(b)	4,181	182,835
BlackRock, Inc.	5,506	4,068,108
BOK Financial Corp.	2,468	219,849
Brown & Brown, Inc.	10,361	729,932
Cadence Bank(b)	6,653	166,658
Cambridge Bancorp	301	18,524
Cass Information Systems, Inc.	526	19,962
Cboe Global Markets, Inc.	3,877	541,539
Chubb Ltd.	15,108	3,088,226
Cincinnati Financial Corp.	5,771	620,844
City Holding Co.(b)	578	57,170
CME Group, Inc., Class A	13,105	2,607,371
CNO Financial Group, Inc.	4,143	106,558
Cohen & Steers, Inc.(b)	1,797	115,565
Commerce Bancshares, Inc.(b)	4,524	240,586
Community Bank System, Inc.(b)	1,974	106,260
Community Trust Bancorp, Inc.	690	26,482
Cullen/Frost Bankers, Inc.	2,384	258,855
Discover Financial Services	9,221	973,277
Erie Indemnity Co., Class A	1,685	374,003
Evercore, Inc., Class A	1,471	198,673
FactSet Research Systems, Inc.	1,470	639,509
Federal Agricultural Mortgage Corp., Class C	357	57,388
Fidelity National Financial, Inc.	9,921	388,606
See accompanying notes which are an integral part of this schedule.

Invesco Dividend AchieversTM ETF (PFM)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Financials-(continued)
Fifth Third Bancorp	24,812	$722,029
First American Financial Corp.	3,786	239,957
First Community Bankshares, Inc.	738	24,819
First Financial Bankshares, Inc.(b)	5,215	169,957
First Financial Corp.	463	17,691
First Merchants Corp.(b)	2,203	70,760
First of Long Island Corp. (The)	865	12,058
Franklin Resources, Inc.(b)	18,260	533,922
German American Bancorp, Inc.(b)	1,135	33,437
Glacier Bancorp, Inc.(b)	4,080	133,416
Globe Life, Inc.	3,492	391,698
Goldman Sachs Group, Inc. (The)	12,146	4,322,397
Hanover Insurance Group, Inc. (The)	1,371	155,581
Hartford Financial Services Group, Inc. (The)	11,294	811,813
Heritage Financial Corp.	1,345	25,232
Hingham Institution for Savings (The)(b)	82	18,241
Home BancShares, Inc.(b)	7,433	180,696
Horace Mann Educators Corp.	1,567	47,214
Horizon Bancorp, Inc.	1,693	20,976
Huntington Bancshares, Inc.	52,603	643,861
Independent Bank Corp.	1,693	102,003
International Bancshares Corp.	2,296	113,973
Jack Henry & Associates, Inc.	2,622	439,369
JPMorgan Chase & Co.	106,724	16,858,123
KeyCorp	34,143	420,300
Lakeland Financial Corp.	976	54,109
Lincoln National Corp.	6,157	172,642
MarketAxess Holdings, Inc.	1,445	389,023
Marsh & McLennan Cos., Inc.	18,024	3,396,082
Mastercard, Inc., Class A	34,296	13,522,227
Mercantile Bank Corp.	614	21,564
MetLife, Inc.	27,903	1,757,052
MidWestOne Financial Group, Inc.	601	14,743
Moody’s Corp.	6,692	2,360,603
Morningstar, Inc.(b)	1,633	376,374
Nasdaq, Inc.	17,872	902,357
NBT Bancorp, Inc.	1,646	61,231
Northwest Bancshares, Inc.	4,614	57,029
Old Republic International Corp.	10,711	295,302
PNC Financial Services Group, Inc. (The)	14,530	1,989,012
Premier Financial Corp.	1,371	29,696
Primerica, Inc.	1,390	295,653
Principal Financial Group, Inc.	8,880	709,246
Prosperity Bancshares, Inc.(b)	3,443	218,011
Prudential Financial, Inc.	13,308	1,284,089
Raymond James Financial, Inc.	7,695	846,989
Regions Financial Corp.(b)	34,173	696,104
Reinsurance Group of America, Inc.	2,466	346,103
RenaissanceRe Holdings Ltd. (Bermuda)	1,876	350,362
RLI Corp.	1,697	226,397
S&P Global, Inc.	11,729	4,627,208
S&T Bancorp, Inc.	1,495	47,212
Sandy Spring Bancorp, Inc.	1,669	40,840
SEI Investments Co.	4,854	305,754
Simmons First National Corp., Class A(b)	4,624	93,359
South State Corp.	2,739	212,738
Southern Missouri Bancorp, Inc.(b)	435	20,910
Southside Bancshares, Inc.(b)	1,186	39,387
State Street Corp.	12,216	884,927
Stock Yards Bancorp, Inc.(b)	1,125	53,786
T. Rowe Price Group, Inc.	8,181	1,008,390
Tompkins Financial Corp.	557	33,509
	Shares	Value
Financials-(continued)
Towne Bank	2,696	$68,155
Travelers Cos., Inc. (The)	8,427	1,454,585
TriCo Bancshares(b)	1,274	47,622
Truist Financial Corp.	48,579	1,613,794
U.S. Bancorp	55,856	2,216,366
UMB Financial Corp.	1,774	125,954
United Bankshares, Inc.(b)	4,916	164,391
Unum Group	7,213	350,624
Visa, Inc., Class A(b)	59,095	14,048,654
W.R. Berkley Corp.	9,483	585,006
Washington Federal, Inc.	2,437	75,645
Washington Trust Bancorp, Inc.	653	20,935
WesBanco, Inc.	2,186	61,230
Westamerica Bancorporation	1,022	50,272
Zions Bancorporation N.A.	5,421	207,353
		112,092,967
Health Care-14.44%
Abbott Laboratories	63,552	7,075,244
Agilent Technologies, Inc.	10,811	1,316,455
AmerisourceBergen Corp.	7,420	1,386,798
Amgen, Inc.	19,457	4,555,856
Atrion Corp.(b)	68	38,121
Becton, Dickinson and Co.	10,375	2,890,682
Bristol-Myers Squibb Co.	76,841	4,778,742
Cardinal Health, Inc.	9,246	845,732
Chemed Corp.	576	300,148
Elevance Health, Inc.	8,660	4,084,316
Ensign Group, Inc. (The)	2,061	199,649
Humana, Inc.	4,533	2,070,810
Johnson & Johnson	94,903	15,899,100
LeMaitre Vascular, Inc.(b)	850	53,745
McKesson Corp.	4,942	1,988,661
Medtronic PLC	48,521	4,258,203
Merck & Co., Inc.	92,664	9,882,616
National HealthCare Corp.	588	34,704
Perrigo Co. PLC	4,931	180,672
Pfizer, Inc.	206,226	7,436,509
Quest Diagnostics, Inc.	4,123	557,471
ResMed, Inc.	5,376	1,195,354
STERIS PLC	3,611	814,461
Stryker Corp.	13,919	3,944,784
UnitedHealth Group, Inc.	34,035	17,234,303
West Pharmaceutical Services, Inc.	2,674	984,139
		94,007,275
Industrials-12.45%
3M Co.	20,122	2,243,603
A.O. Smith Corp.	4,517	328,070
ABM Industries, Inc.	2,449	113,340
Apogee Enterprises, Inc.	855	42,348
Applied Industrial Technologies, Inc.	1,483	215,020
Automatic Data Processing, Inc.	15,067	3,725,466
Booz Allen Hamilton Holding Corp.	4,758	576,099
Brady Corp., Class A	1,674	86,345
Broadridge Financial Solutions, Inc.	4,266	716,347
C.H. Robinson Worldwide, Inc.	4,206	421,357
Carlisle Cos., Inc.	1,868	517,810
Caterpillar, Inc.	18,877	5,005,614
Cintas Corp.	3,728	1,871,605
Comfort Systems USA, Inc.	1,372	238,687
CSX Corp.	74,087	2,468,579
Cummins, Inc.	5,170	1,348,336

See accompanying notes which are an integral part of this schedule.

Invesco Dividend AchieversTM ETF (PFM)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Industrials-(continued)
Donaldson Co., Inc.	4,392	$275,949
Douglas Dynamics, Inc.(b)	882	27,386
Dover Corp.	5,105	745,177
Eaton Corp. PLC	14,510	2,979,193
Emerson Electric Co.	20,796	1,899,715
Expeditors International of Washington, Inc.	5,601	713,007
Fastenal Co.	20,829	1,220,788
Franklin Electric Co., Inc.	1,685	166,512
GATX Corp.(b)	1,356	169,988
General Dynamics Corp.	10,003	2,236,471
Gorman-Rupp Co. (The)	1,004	31,827
Graco, Inc.	6,111	484,786
Griffon Corp.	2,108	87,946
HEICO Corp.	2,012	354,072
Hillenbrand, Inc.	2,495	129,590
HNI Corp.	1,600	46,544
Honeywell International, Inc.	24,235	4,704,740
Hubbell, Inc.	1,969	614,328
Huntington Ingalls Industries, Inc.	1,530	351,395
Hyster-Yale Materials Handling, Inc.	513	24,501
IDEX Corp.	2,726	615,558
Illinois Tool Works, Inc.	11,051	2,909,949
Insperity, Inc.	1,466	172,475
ITT, Inc.	2,987	297,505
J.B. Hunt Transport Services, Inc.	3,803	775,584
L3Harris Technologies, Inc.	6,921	1,311,460
Lennox International, Inc.	1,362	500,453
Lincoln Electric Holdings, Inc.	2,122	425,907
Lindsay Corp.	422	55,928
Lockheed Martin Corp.	9,195	4,104,372
ManpowerGroup, Inc.	1,848	145,770
Matthews International Corp., Class A	1,169	53,657
McGrath RentCorp	939	90,501
MDU Resources Group, Inc.	7,465	165,126
MSA Safety, Inc.(b)	1,507	250,162
Nordson Corp.	2,100	528,381
Northrop Grumman Corp.	5,565	2,476,425
Paychex, Inc.	13,136	1,648,174
Regal Rexnord Corp.	2,456	383,578
Republic Services, Inc.	11,526	1,741,694
Robert Half, Inc.(b)	3,961	293,708
Rockwell Automation, Inc.	4,146	1,394,258
RTX Corp.	53,430	4,698,100
Ryder System, Inc.	1,697	173,348
Snap-on, Inc.	1,944	529,623
Standex International Corp.	457	67,896
Stanley Black & Decker, Inc.(b)	5,615	557,401
Tennant Co.	710	56,970
Toro Co. (The)	3,827	389,014
Trane Technologies PLC	8,315	1,658,344
Trinity Industries, Inc.	2,939	77,061
UFP Industries, Inc.	2,295	235,834
Union Pacific Corp.	22,335	5,182,167
United Parcel Service, Inc., Class B	26,416	4,943,226
W.W. Grainger, Inc.	1,838	1,357,345
Waste Management, Inc.	14,825	2,428,187
Watts Water Technologies, Inc., Class A	1,052	196,230
Xylem, Inc.	8,750	986,562
		81,060,474
Information Technology-20.15%
Accenture PLC, Class A	23,061	7,295,347
Amphenol Corp., Class A	21,710	1,917,210
	Shares	Value
Information Technology-(continued)
Analog Devices, Inc.	18,281	$3,647,608
Apple, Inc.	135,611	26,640,781
Badger Meter, Inc.	1,125	185,220
Broadcom, Inc.	15,242	13,697,223
Cisco Systems, Inc.	148,899	7,748,704
Corning, Inc.	30,964	1,050,918
HP, Inc.	35,914	1,179,056
International Business Machines Corp.	33,099	4,772,214
Intuit, Inc.	10,256	5,247,995
KLA Corp.	5,003	2,571,292
Littelfuse, Inc.	953	290,284
Microchip Technology, Inc.	19,881	1,867,621
Microsoft Corp.	73,167	24,578,258
Motorola Solutions, Inc.	6,087	1,744,717
Oracle Corp.	98,625	11,561,809
Power Integrations, Inc.	2,113	205,257
QUALCOMM, Inc.	40,781	5,390,025
Roper Technologies, Inc.	3,916	1,930,784
TE Connectivity Ltd.	11,481	1,647,409
Texas Instruments, Inc.	33,169	5,970,420
		131,140,152
Materials-2.99%
Air Products and Chemicals, Inc.	8,087	2,469,204
Albemarle Corp.	4,241	900,279
AptarGroup, Inc.	2,427	294,783
Ashland, Inc.	1,939	177,147
Avery Dennison Corp.	2,923	537,861
Avient Corp.	3,320	134,560
Balchem Corp.(b)	1,236	166,539
Cabot Corp.	2,067	146,757
Celanese Corp.	4,000	501,560
Eastman Chemical Co.	4,311	368,935
Ecolab, Inc.	10,402	1,905,022
H.B. Fuller Co.	1,978	146,431
Hawkins, Inc.	806	37,680
International Flavors & Fragrances, Inc.(b)	9,265	783,912
Kaiser Aluminum Corp.	613	49,776
LyondellBasell Industries N.V., Class A	11,871	1,173,567
Materion Corp.(b)	791	94,240
Nucor Corp.	9,168	1,577,721
Packaging Corp. of America	3,276	502,375
PPG Industries, Inc.	8,597	1,237,108
Quaker Chemical Corp.	690	138,262
Reliance Steel & Aluminum Co.	2,169	635,213
Royal Gold, Inc.	2,433	292,301
RPM International, Inc.	4,685	484,007
Scotts Miracle-Gro Co. (The)(b)	2,064	144,563
Sensient Technologies Corp.	1,621	103,809
Sherwin-Williams Co. (The)	9,372	2,591,358
Silgan Holdings, Inc.	4,056	177,856
Sonoco Products Co.	3,584	210,166
Steel Dynamics, Inc.	6,137	654,081
Stepan Co.	857	82,118
Westlake Corp.(b)	4,636	637,450
Worthington Industries, Inc.	1,822	135,958
		19,492,599
Real Estate-1.91%
Agree Realty Corp.	3,402	220,382
Alexandria Real Estate Equities, Inc.	6,290	790,527
American Tower Corp.	17,011	3,237,363
CTO Realty Growth, Inc.	871	15,243

See accompanying notes which are an integral part of this schedule.

Invesco Dividend AchieversTM ETF (PFM)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Real Estate-(continued)
CubeSmart(b)	8,185	$354,902
Digital Realty Trust, Inc.(b)	10,656	1,327,951
EastGroup Properties, Inc.	1,704	301,915
Equity LifeStyle Properties, Inc.(b)	6,796	483,739
Essex Property Trust, Inc.	2,375	578,431
Extra Space Storage, Inc.	4,920	686,684
Healthcare Realty Trust, Inc.	13,915	271,760
Kennedy-Wilson Holdings, Inc.(b)	5,087	83,935
Medical Properties Trust, Inc.(b)	21,824	220,204
Mid-America Apartment Communities, Inc.	4,215	630,817
NNN REIT, Inc.	6,638	283,310
Realty Income Corp.	24,525	1,495,289
STAG Industrial, Inc.	6,534	237,184
Terreno Realty Corp.	3,020	179,207
UDR, Inc.	12,020	491,378
Universal Health Realty Income Trust	530	25,297
W.P. Carey, Inc.(b)	7,772	524,843
		12,440,361
Utilities-4.59%
AES Corp. (The)	24,375	527,231
ALLETE, Inc.	2,112	121,292
Alliant Energy Corp.	9,174	493,011
American Electric Power Co., Inc.	18,794	1,592,604
American States Water Co.	1,419	125,454
American Water Works Co., Inc.	7,120	1,049,702
Artesian Resources Corp., Class A	358	16,310
Atmos Energy Corp.	5,283	642,994
Avista Corp.(b)	2,733	105,603
Black Hills Corp.	2,471	149,075
Brookfield Infrastructure Partners L.P. (Canada)	16,717	596,630
California Water Service Group	2,061	109,274
Chesapeake Utilities Corp.	683	80,758
CMS Energy Corp.	10,668	651,495
Consolidated Edison, Inc.	12,600	1,195,236
DTE Energy Co.	7,473	854,164
Duke Energy Corp.	28,089	2,629,692
Edison International	13,998	1,007,296
Essential Utilities, Inc.	9,621	406,872
Evergy, Inc.	8,377	502,369
Eversource Energy	12,688	917,723
IDACORP, Inc.	1,855	190,731
MGE Energy, Inc.(b)	1,387	111,293
	Shares	Value
Utilities-(continued)
Middlesex Water Co.	678	$54,525
National Fuel Gas Co.	3,348	177,812
New Jersey Resources Corp.	3,546	158,506
NextEra Energy, Inc.	74,015	5,425,300
NiSource, Inc.	15,065	419,410
Northwest Natural Holding Co.	1,380	59,299
NorthWestern Corp.	2,207	124,629
OGE Energy Corp.	7,336	265,196
Pinnacle West Capital Corp.	4,171	345,442
Portland General Electric Co.	3,533	168,418
Public Service Enterprise Group, Inc.	18,187	1,147,963
Sempra	11,463	1,708,216
SJW Group	1,206	84,975
Southern Co. (The)	39,748	2,875,370
Southwest Gas Holdings, Inc.	2,563	169,004
Spire, Inc.(b)	1,931	122,754
UGI Corp.	7,596	205,016
WEC Energy Group, Inc.	11,493	1,032,761
Xcel Energy, Inc.	20,072	1,259,117
York Water Co. (The)	548	22,649
		29,903,171
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $547,874,141)		651,298,697
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.77%
Invesco Private Government Fund, 5.24%(e)(f)(g)	5,050,115	5,050,115
Invesco Private Prime Fund, 5.38%(e)(f)(g)	12,986,011	12,986,011
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,036,126)		18,036,126
TOTAL INVESTMENTS IN SECURITIES-102.83% (Cost $565,910,267)		669,334,823
OTHER ASSETS LESS LIABILITIES-(2.83)%		(18,414,559)
NET ASSETS-100.00%		$650,920,264

See accompanying notes which are an integral part of this schedule.

Invesco Dividend AchieversTM ETF (PFM)—(continued)
July 31, 2023
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2023.
(c)	Restricted security. The value of this security at July 31, 2023 represented less than 1% of the Fund’s Net Assets.
(d)	Non-income producing security.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$500,280	$5,645,797	$(6,146,077)	$-	$-	$-	$4,413
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,116,113	39,519,482	(43,585,480)	-	-	5,050,115	107,250*
Invesco Private Prime Fund	23,206,857	83,107,226	(93,325,768)	664	(2,968)	12,986,011	273,500*
Total	$32,823,250	$128,272,505	$(143,057,325)	$664	$(2,968)	$18,036,126	$385,163

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dow Jones Industrial Average Dividend ETF (DJD)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.76%
Communication Services-7.63%
Verizon Communications, Inc.	620,718	$21,154,069
Consumer Discretionary-8.48%
Home Depot, Inc. (The)	33,337	11,129,224
McDonald’s Corp.	29,762	8,726,218
NIKE, Inc., Class B	32,984	3,641,104
		23,496,546
Consumer Staples-15.88%
Coca-Cola Co. (The)	176,788	10,948,481
Procter & Gamble Co. (The)	65,534	10,242,964
Walgreens Boots Alliance, Inc.(b)	550,052	16,485,058
Walmart, Inc.	39,649	6,338,289
		44,014,792
Energy-4.71%
Chevron Corp.	79,662	13,037,483
Financials-12.80%
American Express Co.	24,428	4,125,401
Goldman Sachs Group, Inc. (The)	29,385	10,457,240
JPMorgan Chase & Co.	70,680	11,164,613
Travelers Cos., Inc. (The)	38,730	6,685,185
Visa, Inc., Class A(b)	12,814	3,046,272
		35,478,711
Health Care-13.79%
Amgen, Inc.	54,643	12,794,658
Johnson & Johnson	65,860	11,033,526
Merck & Co., Inc.	86,401	9,214,667
UnitedHealth Group, Inc.	10,197	5,163,455
		38,206,306
Industrials-12.79%
3M Co.	181,180	20,201,570
Caterpillar, Inc.	29,889	7,925,666
Honeywell International, Inc.	37,681	7,315,013
		35,442,249
Information Technology-17.41%
Apple, Inc.	14,233	2,796,073
	Shares	Value
Information Technology-(continued)
Cisco Systems, Inc.(b)	224,618	$11,689,121
Intel Corp.	249,455	8,923,005
International Business Machines Corp.	137,752	19,861,083
Microsoft Corp.	14,856	4,990,428
		48,259,710
Materials-6.27%
Dow, Inc.	307,581	17,369,099
Total Common Stocks & Other Equity Interests (Cost $283,543,463)		276,458,965
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(c)(d) (Cost $154,041)	154,041	154,041
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.82% (Cost $283,697,504)		276,613,006
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.60%
Invesco Private Government Fund, 5.24%(c)(d)(e)	4,345,099	4,345,099
Invesco Private Prime Fund, 5.38%(c)(d)(e)	11,173,111	11,173,111
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,518,210)		15,518,210
TOTAL INVESTMENTS IN SECURITIES-105.42% (Cost $299,215,714)		292,131,216
OTHER ASSETS LESS LIABILITIES-(5.42)%		(15,007,850)
NET ASSETS-100.00%		$277,123,366
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2023.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,011,653	$(2,857,612)	$-	$-	$154,041	$958
See accompanying notes which are an integral part of this schedule.

Invesco Dow Jones Industrial Average Dividend ETF (DJD)—(continued)
July 31, 2023
(Unaudited)
	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$2,005,613	$51,303,215	$(48,963,729)	$-	$-	$4,345,099	$47,455*
Invesco Private Prime Fund	5,157,290	105,435,887	(99,422,265)	-	2,199	11,173,111	123,435*
Total	$7,162,903	$159,750,755	$(151,243,606)	$-	$2,199	$15,672,251	$171,848

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Financial Preferred ETF (PGF)
July 31, 2023
(Unaudited)
	Shares	Value
Preferred Stocks-99.36%
Banks-55.43%
Bank of America Corp.
Series PP, Pfd., 4.13%	574,783	$10,351,842
Series QQ, Pfd., 4.25%	817,720	15,095,111
Series NN, Pfd., 4.38%	677,155	12,818,544
Series SS, Pfd., 4.75%	432,871	8,843,555
Series LL, Pfd., 5.00%	819,679	17,672,279
Series KK, Pfd., 5.38%	871,211	19,854,899
Series HH, Pfd., 5.88%	536,405	13,066,826
Series GG, Pfd., 6.00%(b)	851,155	21,159,713
Bank OZK, Series A, Pfd., 4.63%	242,200	3,843,714
Citigroup, Inc.
Series K, Pfd., 6.88%(c)	1,024,770	26,029,158
Series J, Pfd., 7.13%(b)(c)	650,890	16,571,659
Citizens Financial Group, Inc.
Series E, Pfd., 5.00%	308,863	5,781,915
Series D, Pfd., 6.35%(b)(c)	207,395	4,925,631
Fifth Third Bancorp
Series K, Pfd., 4.95%(b)	177,042	3,714,341
Series I, Pfd., 6.63%(b)(c)	305,008	7,735,003
First Citizens BancShares, Inc., Series A, Pfd., 5.38%(b)	238,561	4,771,220
Huntington Bancshares, Inc.
Series H, Pfd., 4.50%(b)	336,022	6,081,998
Series J, Pfd., 6.88%(c)	227,615	5,458,208
JPMorgan Chase & Co.
Series MM, Pfd., 4.20%(b)	1,260,971	24,904,177
Series JJ, Pfd., 4.55%	945,726	19,377,926
Series LL, Pfd., 4.63%	1,166,400	24,354,432
Series GG, Pfd., 4.75%	567,433	12,591,338
Series DD, Pfd., 5.75%(b)	1,069,459	26,918,283
Series EE, Pfd., 6.00%(b)	1,141,400	29,082,872
KeyCorp
Series G, Pfd., 5.63%	309,952	6,729,058
Series F, Pfd., 5.65%	293,116	6,055,777
Series E, Pfd., 6.13%(c)	342,675	7,720,468
Pfd., 6.20%(b)(c)	410,448	8,820,528
M&T Bank Corp., Series H, Pfd., 5.63%(b)(c)	171,337	4,077,821
New York Community Bancorp, Inc., Series A, Pfd., 6.38%(b)(c)	353,770	8,267,605
Regions Financial Corp.
Series E, Pfd., 4.45%	267,718	4,591,364
Series C, Pfd., 5.70%(c)	350,238	7,617,676
Series B, Pfd., 6.38%(c)	340,701	8,248,371
Synovus Financial Corp., Series E, Pfd., 5.88%(b)(c)	241,603	5,097,823
Texas Capital Bancshares, Inc., Series B, Pfd., 5.75%(b)	206,252	3,972,414
Truist Financial Corp.
Series R, Pfd., 4.75%(b)	635,516	12,710,320
Series O, Pfd., 5.25%(b)	391,988	8,827,570
U.S. Bancorp
Series L, Pfd., 3.75%(b)	343,844	5,515,258
Series M, Pfd., 4.00%(b)	512,373	8,730,836
Series O, Pfd., 4.50%(b)	308,409	5,964,630
Series K, Pfd., 5.50%(b)	394,073	8,894,228
Washington Federal, Inc., Series A, Pfd., 4.88%	206,360	3,206,834
	Shares	Value
Banks-(continued)
Wells Fargo & Co.
Series DD, Pfd., 4.25%(b)	788,108	$13,744,604
Series CC, Pfd., 4.38%	662,014	11,843,430
Series AA, Pfd., 4.70%	687,773	12,813,211
Series Z, Pfd., 4.75%	1,268,857	24,235,169
Series Y, Pfd., 5.63%(b)	435,030	10,114,447
Series Q, Pfd., 5.85%(b)	987,591	24,867,541
Series R, Pfd., 6.63%(b)	479,611	12,162,935
Western Alliance Bancorporation, Series A, Pfd., 4.25%(c)	204,672	3,274,752
		579,109,314
Capital Markets-16.17%
Apollo Asset Management, Inc.
Series A, Pfd., 6.38%	187,299	4,489,557
Series B, Pfd., 6.38%	206,696	5,136,396
Charles Schwab Corp. (The)
Series J, Pfd., 4.45%(b)	412,967	8,143,709
Series D, Pfd., 5.95%(b)	511,503	12,956,371
Goldman Sachs Group, Inc. (The), Series K, Pfd., 6.38%(c)	479,737	12,007,817
Morgan Stanley
Series O, Pfd., 4.25%(b)	819,631	15,540,204
Series L, Pfd., 4.88%(b)	315,245	7,111,927
Series K, Pfd., 5.85%	629,895	15,092,284
Series I, Pfd., 6.38%	630,011	15,762,875
Series P, Pfd., 6.50%	624,843	16,277,160
Series F, Pfd., 6.88%(b)	535,910	13,719,296
Series E, Pfd., 7.13%	493,796	12,448,597
Northern Trust Corp., Series E, Pfd., 4.70%	273,077	6,103,271
State Street Corp.
Series G, Pfd., 5.35%(b)	349,173	8,083,355
Series D, Pfd., 5.90%(b)	506,895	12,707,858
Stifel Financial Corp., Series D, Pfd., 4.50%	206,701	3,363,025
		168,943,702
Consumer Finance-5.15%
Capital One Financial Corp.
Series N, Pfd., 4.25%	267,547	4,454,658
Series L, Pfd., 4.38%	424,197	7,190,139
Series J, Pfd., 4.80%	785,594	14,667,040
Series I, Pfd., 5.00%(b)	942,172	18,626,740
Synchrony Financial, Series A, Pfd., 5.63%	516,683	8,907,615
		53,846,192
Financial Services-2.76%
Equitable Holdings, Inc.
Series C, Pfd., 4.30%	202,894	3,355,867
Series A, Pfd., 5.25%(b)	551,034	11,455,997
Jackson Financial, Inc., Pfd., 8.00%(c)	375,225	9,361,863
Voya Financial, Inc., Series B, Pfd., 5.35%(c)	205,603	4,652,796
		28,826,523
Insurance-19.46%
Allstate Corp. (The)
Series I, Pfd., 4.75%(b)	202,538	4,105,445
Series H, Pfd., 5.10%	786,405	16,931,300
Series J, Pfd., 7.38%	416,520	11,179,397
American Equity Investment Life Holding Co.
Series A, Pfd., 5.95%(c)	274,134	5,765,038
Series B, Pfd., 6.63%(c)	203,589	4,723,265
American International Group, Inc., Series A, Pfd., 5.85%	344,022	8,511,104
See accompanying notes which are an integral part of this schedule.

Invesco Financial Preferred ETF (PGF)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Insurance-(continued)
Arch Capital Group Ltd.
Series G, Pfd., 4.55%	344,040	$6,698,459
Series F, Pfd., 5.45%	224,266	5,124,478
Aspen Insurance Holdings Ltd.
Pfd., 5.63% (Bermuda)	173,221	3,339,701
Pfd., 5.63% (Bermuda)	175,021	3,204,634
Athene Holding Ltd.
Series D, Pfd., 4.88%	391,220	6,552,935
Series B, Pfd., 5.63%	231,104	4,615,147
Series A, Pfd., 6.35%(c)	591,480	12,651,757
Series C, Pfd., 6.38%(b)(c)	403,950	9,569,575
Series E, Pfd., 7.75%(c)	346,445	8,616,087
AXIS Capital Holdings Ltd., Series E, Pfd., 5.50%	376,941	7,700,905
Brighthouse Financial, Inc.
Series D, Pfd., 4.63%	239,869	3,739,558
Series C, Pfd., 5.38%	396,962	7,454,946
Series A, Pfd., 6.60%	287,259	6,552,378
Series B, Pfd., 6.75%	275,850	6,727,981
Enstar Group Ltd., Series D, Pfd., 7.00%(c)	272,897	6,494,949
Hartford Financial Services Group, Inc. (The), Series G, Pfd., 6.00%(b)	237,288	5,870,505
Lincoln National Corp., Series D, Pfd., 9.00%(b)	343,260	9,336,672
MetLife, Inc.
Series F, Pfd., 4.75%(b)	684,162	14,422,135
Series E, Pfd., 5.63%	551,699	13,257,327
RenaissanceRe Holdings Ltd.
Series G, Pfd., 4.20% (Bermuda)	344,181	6,212,467
Series F, Pfd., 5.75% (Bermuda)	169,881	3,929,348
		203,287,493
	Shares	Value
Trading Companies & Distributors-0.39%
Air Lease Corp., Series A, Pfd., 6.15%(c)	172,195	$4,062,080
Total Preferred Stocks (Cost $1,213,174,959)		1,038,075,304

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $340,257)	340,257	340,257
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.39% (Cost $1,213,515,216)		1,038,415,561
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.86%
Invesco Private Government Fund, 5.24%(d)(e)(f)	11,283,241	11,283,241
Invesco Private Prime Fund, 5.38%(d)(e)(f)	29,050,047	29,050,047
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $40,331,740)		40,333,288
TOTAL INVESTMENTS IN SECURITIES-103.25% (Cost $1,253,846,956)		1,078,748,849
OTHER ASSETS LESS LIABILITIES-(3.25)%		(33,992,039)
NET ASSETS-100.00%		$1,044,756,810

Investment Abbreviations:
Pfd.	-Preferred

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2023.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,322,226	$45,423,894	$(51,405,863)	$-	$-	$340,257	$22,261
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	11,165,777	25,830,071	(25,712,607)	-	-	11,283,241	148,922*
Invesco Private Prime Fund	28,711,998	62,207,815	(61,869,721)	3,186	(3,231)	29,050,047	390,642*
Total	$46,200,001	$133,461,780	$(138,988,191)	$3,186	$(3,231)	$40,673,545	$561,825

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Financial Preferred ETF (PGF)—(continued)
July 31, 2023
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco High Yield Equity Dividend AchieversTM ETF (PEY)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Banks-16.80%
Huntington Bancshares, Inc.	2,360,813	$28,896,351
KeyCorp	3,758,187	46,263,282
Northwest Bancshares, Inc.	2,931,377	36,231,820
PNC Financial Services Group, Inc. (The)	181,006	24,777,911
Sandy Spring Bancorp, Inc.	1,255,376	30,719,051
Truist Financial Corp.	906,790	30,123,564
U.S. Bancorp	860,197	34,132,617
		231,144,596
Capital Markets-3.28%
Franklin Resources, Inc.(b)	828,490	24,225,048
T. Rowe Price Group, Inc.(b)	169,889	20,940,518
		45,165,566
Chemicals-3.72%
Eastman Chemical Co.	243,263	20,818,448
LyondellBasell Industries N.V., Class A	307,205	30,370,286
		51,188,734
Commercial Services & Supplies-1.94%
HNI Corp.(b)	918,014	26,705,027
Consumer Staples Distribution & Retail-2.12%
Walgreens Boots Alliance, Inc.(b)	970,809	29,095,146
Containers & Packaging-1.69%
Packaging Corp. of America	151,581	23,244,946
Diversified Telecommunication Services-4.38%
Cogent Communications Holdings, Inc.	453,464	27,770,135
Verizon Communications, Inc.	954,214	32,519,613
		60,289,748
Electric Utilities-10.69%
ALLETE, Inc.	348,925	20,038,763
Duke Energy Corp.	235,155	22,015,211
Edison International	294,101	21,163,508
Evergy, Inc.	335,842	20,140,445
OGE Energy Corp.	619,090	22,380,104
Pinnacle West Capital Corp.	269,021	22,280,319
Southern Co. (The)	262,660	19,000,824
		147,019,174
Food Products-1.20%
Kellogg Co.	246,873	16,513,335
Gas Utilities-3.00%
Northwest Natural Holding Co.	495,571	21,294,686
Spire, Inc.(b)	314,316	19,981,068
		41,275,754
Household Durables-3.93%
Leggett & Platt, Inc.(b)	883,491	25,850,947
Whirlpool Corp.(b)	195,287	28,172,102
		54,023,049
Household Products-1.13%
Kimberly-Clark Corp.	120,521	15,559,261
Industrial Conglomerates-2.60%
3M Co.	320,305	35,714,007
Insurance-7.37%
Fidelity National Financial, Inc.	606,290	23,748,379
Lincoln National Corp.(b)	1,664,703	46,678,272
Prudential Financial, Inc.	320,289	30,904,686
		101,331,337
	Shares	Value
IT Services-1.95%
International Business Machines Corp.	186,431	$26,879,622
Machinery-1.91%
Stanley Black & Decker, Inc.	264,686	26,275,379
Metals & Mining-2.32%
Kaiser Aluminum Corp.	393,724	31,970,389
Multi-Utilities-4.25%
Avista Corp.(b)	490,954	18,970,463
Black Hills Corp.	310,085	18,707,428
NorthWestern Corp.	368,435	20,805,524
		58,483,415
Oil, Gas & Consumable Fuels-3.25%
Chevron Corp.	120,457	19,713,992
Phillips 66	224,498	25,042,752
		44,756,744
Personal Care Products-1.39%
Nu Skin Enterprises, Inc., Class A(b)	650,707	19,124,279
Pharmaceuticals-1.37%
Pfizer, Inc.	522,650	18,846,759
Real Estate Management & Development-2.26%
Kennedy-Wilson Holdings, Inc.(b)	1,880,440	31,027,260
Specialty Retail-1.90%
Best Buy Co., Inc.	314,385	26,109,674
Textiles, Apparel & Luxury Goods-4.10%
VF Corp.(b)	2,846,649	56,392,117
Tobacco-7.05%
Altria Group, Inc.	879,241	39,935,127
Philip Morris International, Inc.	291,260	29,044,447
Universal Corp.	554,567	28,044,453
		97,024,027
Wireless Telecommunication Services-4.32%
Telephone & Data Systems, Inc.(b)(c)	7,417,453	59,487,973
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $1,380,618,900)		1,374,647,318
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.27%
Invesco Private Government Fund, 5.24%(c)(d)(e)	28,016,079	28,016,079
Invesco Private Prime Fund, 5.38%(c)(d)(e)	72,041,345	72,041,345
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $100,055,520)		100,057,424
TOTAL INVESTMENTS IN SECURITIES-107.19% (Cost $1,480,674,420)		1,474,704,742
OTHER ASSETS LESS LIABILITIES-(7.19)%		(98,953,307)
NET ASSETS-100.00%		$1,375,751,435
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)—(continued)
July 31, 2023
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2023.
(c)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or is an "affiliated person" under the Investment Company Act of 1940, as amended (the “1940 Act”), which defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. For the Investments in Other Affiliates below, the Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$12,719,865	$(12,719,865)	$-	$-	$-	$7,903
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	51,045,465	95,118,697	(118,148,083)	-	-	28,016,079	437,654*
Invesco Private Prime Fund	131,259,768	218,857,989	(278,078,666)	4,570	(2,316)	72,041,345	1,169,699*
Investments in Other Affiliates:
Telephone & Data Systems, Inc.**	29,131,240	35,977,501	(2,055,661)	(3,228,053)	(337,054)	59,487,973	519,068
Total	$211,436,473	$362,674,052	$(411,002,275)	$(3,223,483)	$(339,370)	$159,545,397	$2,134,324

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
**	As of April 30, 2023, this security was not considered as an affiliate of the Fund.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco International Dividend AchieversTM ETF (PID)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Australia-4.23%
Rio Tinto PLC, ADR(a)	717,641	$47,759,009
Canada-59.45%
Agnico Eagle Mines Ltd.	476,341	24,965,032
Algonquin Power & Utilities Corp.(a)	5,027,317	41,525,638
BCE, Inc.(a)	939,707	40,614,136
Brookfield Corp.	312,618	10,910,368
Brookfield Infrastructure Partners L.P.	884,975	31,584,758
Brookfield Renewable Partners L.P.	1,098,313	32,015,824
Canadian Imperial Bank of Commerce(a)	1,028,349	45,319,340
Canadian National Railway Co.	135,807	16,463,883
Canadian Natural Resources Ltd.	641,317	38,992,074
Enbridge, Inc.(a)	1,203,917	44,304,145
FirstService Corp.	30,293	4,744,792
Fortis, Inc.(a)	729,604	31,103,018
Franco-Nevada Corp.	47,158	6,877,523
Imperial Oil Ltd.	438,067	23,620,573
Magna International, Inc.	597,487	38,436,339
Open Text Corp.	420,246	18,049,566
RB Global, Inc.	306,148	19,740,423
Restaurant Brands International, Inc.(a)	313,373	23,991,837
Royal Bank of Canada	373,422	37,017,323
Stantec, Inc.	125,581	8,501,834
TC Energy Corp.(a)	1,088,315	39,037,859
TELUS Corp.(a)	2,217,444	39,448,329
TFI International, Inc.	85,743	11,005,114
Toronto-Dominion Bank (The)	659,866	43,511,564
		671,781,292
Denmark-0.75%
Novo Nordisk A/S, ADR	52,375	8,437,612
Germany-3.55%
Fresenius Medical Care AG & Co. KGaA, ADR(a)	1,011,078	26,399,246
SAP SE, ADR	100,568	13,712,447
		40,111,693
India-2.04%
Infosys Ltd., ADR	1,218,932	20,307,407
Reliance Industries Ltd., GDR(a)(b)	44,099	2,756,188
		23,063,595
Ireland-2.30%
CRH PLC, ADR(a)	431,527	26,021,078
Japan-6.35%
Mitsubishi UFJ Financial Group, Inc., ADR(a)	3,936,597	31,768,338
Sony Group Corp., ADR	45,819	4,288,658
Sumitomo Mitsui Financial Group, Inc., ADR	3,827,020	35,667,827
		71,724,823
Mexico-1.32%
America Movil S.A.B. de C.V., ADR	711,704	14,888,848
	Shares	Value
Spain-3.74%
Atlantica Sustainable Infrastructure PLC	1,753,560	$42,295,867
Switzerland-3.81%
Logitech International S.A., Class R(a)	182,584	12,667,678
Novartis AG, ADR	289,943	30,415,021
		43,082,699
United Kingdom-6.02%
Diageo PLC, ADR(a)	99,144	17,443,395
National Grid PLC, ADR(a)	498,659	33,599,643
RELX PLC, ADR	505,539	17,016,443
		68,059,481
United States-6.32%
Amdocs Ltd.	140,020	13,111,473
Linde PLC	29,337	11,461,085
Sanofi, ADR	561,240	29,953,379
Waste Connections, Inc.	40,864	5,768,771
Willis Towers Watson PLC	52,836	11,165,832
		71,460,540
Total Common Stocks & Other Equity Interests (Cost $1,012,293,432)		1,128,686,537
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(c)(d) (Cost $113,487)	113,487	113,487
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $1,012,406,919)		1,128,800,024
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.88%
Invesco Private Government Fund, 5.24%(c)(d)(e)	47,080,801	47,080,801
Invesco Private Prime Fund, 5.38%(c)(d)(e)	121,064,917	121,064,917
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $168,138,595)		168,145,718
TOTAL INVESTMENTS IN SECURITIES-114.77% (Cost $1,180,545,514)		1,296,945,742
OTHER ASSETS LESS LIABILITIES-(14.77)%		(166,888,089)
NET ASSETS-100.00%		$1,130,057,653
See accompanying notes which are an integral part of this schedule.

Invesco International Dividend AchieversTM ETF (PID)—(continued)
July 31, 2023
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
GDR-Global Depositary Receipt

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2023.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2023 represented less than 1% of the Fund’s Net Assets.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$5,348,431	$(5,234,944)	$-	$-	$113,487	$1,626
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	32,341,411	136,587,906	(121,848,516)	-	-	47,080,801	471,665*
Invesco Private Prime Fund	83,231,809	291,843,673	(254,014,265)	7,733	(4,033)	121,064,917	1,304,012*
Total	$115,573,220	$433,780,010	$(381,097,725)	$7,733	$(4,033)	$168,259,205	$1,777,303

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco BuyBack AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,016,130,156	$-	$-	$1,016,130,156
Money Market Funds	1,931,280	45,794,493	-	47,725,773
Total Investments	$1,018,061,436	$45,794,493	$-	$1,063,855,929
Invesco Dividend AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$651,298,697	$-	$-	$651,298,697
Money Market Funds	-	18,036,126	-	18,036,126
Total Investments	$651,298,697	$18,036,126	$-	$669,334,823
Invesco Dow Jones Industrial Average Dividend ETF
Investments in Securities
Common Stocks & Other Equity Interests	$276,458,965	$-	$-	$276,458,965
Money Market Funds	154,041	15,518,210	-	15,672,251
Total Investments	$276,613,006	$15,518,210	$-	$292,131,216
Invesco Financial Preferred ETF
Investments in Securities
Preferred Stocks	$1,038,075,304	$-	$-	$1,038,075,304
Money Market Funds	340,257	40,333,288	-	40,673,545
Total Investments	$1,038,415,561	$40,333,288	$-	$1,078,748,849
Invesco High Yield Equity Dividend AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,374,647,318	$-	$-	$1,374,647,318
Money Market Funds	-	100,057,424	-	100,057,424
Total Investments	$1,374,647,318	$100,057,424	$-	$1,474,704,742

	Level 1	Level 2	Level 3	Total
Invesco International Dividend AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,128,686,537	$-	$-	$1,128,686,537
Money Market Funds	113,487	168,145,718	-	168,259,205
Total Investments	$1,128,800,024	$168,145,718	$-	$1,296,945,742